                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 16th Floor
                        New York, New York 10281-1008

February 23, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Rochester Fund Municipals (the "Registrant")
            Reg. No. 33-3692; File No. 811-3614
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No.32 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 16, 2007.

                                    Sincerely,

                                    /s/ Taylor V. Edwards
                                    ---------------------------------------
                                    Taylor V. Edwards
                                    Vice President & Assistant Counsel
                                    212-323-0310
                                    tedwards@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann